Supplement Dated August 31, 2012 to the

Prospectuses and Statements of Additional Information

LORD ABBETT AFFILIATED FUND	LORD ABBETT MUNICIPAL INCOME FUND
Lord Abbett AMT Free Municipal Bond Fund
LORD ABBETT BOND DEBENTURE FUND	Lord Abbett California Tax Free Fund
Lord Abbett High Yield Municipal Bond Fund
LORD ABBETT DEVELOPING GROWTH FUND	Lord Abbett Intermediate Tax Free Fund
Lord Abbett National Tax Free Fund
LORD ABBETT GLOBAL FUND	Lord Abbett New Jersey Tax Free Fund
Lord Abbett Emerging Markets Currency Fund	Lord Abbett New York Tax Free Fund
Lord Abbett Global Allocation Fund	Lord Abbett Short Duration Tax Free Fund

LORD ABBETT MID CAP STOCK FUND	LORD ABBETT RESEARCH FUND
Lord Abbett Capital Structure Fund
Lord Abbett Classic Stock Fund
Lord Abbett Growth Opportunities Fund
Lord Abbett Small Cap Value Fund

LORD ABBETT U.S. GOVERNMENT &
GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

You should read this supplement in conjunction with your Fund’s prospectus and statement of additional information, which list the specific share classes that your Fund offers (which may not include both of the share classes shown below).

1.	Effective October 1, 2012, the following table replaces the corresponding tables in the sections of the prospectus titled “What You Should Know about the Fund – Purchase and Sale of Fund Shares” and “Information for Managing Your Fund Account – Choosing a Share Class – Investment Minimums” with respect to Class A and Class C shares only.

Investment Minimums — Initial/Additional Investments
Class	A and C
General	$1,000/No minimum
IRAs, SIMPLE and SEP Accounts without Invest-A-Matic Investments	$1,000/No minimum
IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum
Invest-A-Matic Accounts	$250/$50
Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum

2.	The following paragraph is added to the section of the prospectus titled “Information for Managing Your Fund Account – Account Services and Policies – Account Policies.”

Small Account Closing Policy. The Fund has established a minimum account balance of $1,000. Subject to the approval of the Fund’s Board of Directors, the Fund may redeem your account (without charging a CDSC) if the net asset value of your account falls below $1,000. The Fund will provide you with at least 60 days’ prior written notice before doing so, during which time you may avoid involuntary redemption by making additional investments to satisfy the minimum account balance.

3.	The last paragraph of the section of the statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Redemptions,” which discusses the Fund’s ability to involuntarily redeem an investor’s account, is deleted in its entirety.

Please retain this document for your future reference.